Shareholder Report, Line Graph (Details) - USD ($)	May 31, 2025	Feb. 28, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Feb. 29, 2024	Nov. 30, 2023	Aug. 31, 2023	May 31, 2023	Feb. 28, 2023	Nov. 30, 2022	Aug. 31, 2022	May 31, 2022	Feb. 28, 2022	Nov. 30, 2021	Aug. 31, 2021	May 31, 2021	Feb. 28, 2021	Nov. 30, 2020	Aug. 31, 2020	May 31, 2020	Feb. 29, 2020	Nov. 30, 2019	Aug. 31, 2019	May 31, 2019	Feb. 28, 2019	Nov. 30, 2018	Aug. 31, 2018	May 31, 2018	Feb. 28, 2018	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Nov. 30, 2016	Aug. 31, 2016	May 31, 2016	Feb. 29, 2016	Feb. 26, 2016	Nov. 30, 2015	Aug. 31, 2015	May 31, 2015
C000129660
Account Value [Line Items]
Account Value	$ 16,146	$ 16,046	$ 15,949	$ 15,662	$ 15,047	$ 14,760	$ 14,070	$ 13,939	$ 13,635	$ 13,438	$ 13,424	$ 13,376	$ 13,814	$ 14,483	$ 14,887	$ 15,045	$ 14,695	$ 14,152	$ 13,712	$ 13,283	$ 12,372	$ 12,404	$ 12,442	$ 12,151	$ 11,725	$ 11,569	$ 11,227	$ 11,523	$ 11,335	$ 11,335	$ 11,293	$ 11,073	$ 10,863	$ 10,605	$ 10,215	$ 10,355	$ 10,029	$ 9,535		$ 9,782	$ 9,646	$ 10,000
C000129661
Account Value [Line Items]
Account Value	15,728	15,631	15,550	15,285	14,688	14,423	13,754	13,639	13,344	13,164	13,154	13,118	13,548	14,228	14,630	14,796	14,452	13,941	13,507	13,085	12,198	12,240	12,287	12,010	11,589	11,446	11,119	11,423	11,247	11,256	11,213	11,004	10,804	10,556	10,168	10,317	10,000	9,516		9,763	9,636	10,000
C000169041
Account Value [Line Items]
Account Value	856,118	850,842	844,800	829,650	797,186	781,314	744,142	737,194	720,518	710,096	708,684	706,126	729,152	764,970	785,099	793,400	773,832	745,369	721,697	698,634	650,821	652,509	653,932	638,674	615,786	607,612	589,111	604,628	594,801	594,801	592,549	580,538	569,527	556,015	535,122	542,439	525,366	499,512	$ 500,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,596	11,629	11,507	11,522	10,995	10,991	10,767	10,738	10,854	10,637	10,641	10,868	11,091	11,782	12,209	12,283	12,085	12,102	12,351	12,293	12,134	11,937	11,513	11,546	11,090	10,689	10,391	10,480	10,423	10,360	10,533	10,591	10,462	10,308	10,205	10,539	10,299	10,164		9,988	9,945	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	571,213	572,865	566,851	567,585	541,645	541,418	530,386	528,986	534,665	523,984	524,202	535,374	546,373	580,411	601,422	605,052	595,320	596,175	608,440	605,562	597,740	588,039	567,131	568,745	546,303	526,526	511,892	516,232	513,441	510,349	518,855	521,706	515,371	507,785	502,698	519,149	507,362	500,699	500,000
S&P Target Date 2010 Index
Account Value [Line Items]
Account Value	15,967	15,783	15,645	15,469	14,772	14,532	13,893	13,783	13,527	13,284	13,203	13,092	13,466	14,108	14,473	14,590	14,250	13,790	13,534	13,159	12,430	12,287	12,383	12,056	11,624	11,509	11,239	11,545	11,320	11,261	11,239	10,956	10,775	10,543	10,196	10,302	10,029	9,603		9,846	9,677	10,000
S&P Target Date 2010 Index
Account Value [Line Items]
Account Value	15,967	15,783	15,645	15,469	14,772	14,532	13,893	13,783	13,527	13,284	13,203	13,092	13,466	14,108	14,473	14,590	14,250	13,790	13,534	13,159	12,430	12,287	12,383	12,056	11,624	11,509	11,239	11,545	11,320	11,261	11,239	10,956	10,775	10,543	10,196	10,302	10,029	9,603		$ 9,846	$ 9,677	$ 10,000
S&P Target Date 2010 Index
Account Value [Line Items]
Account Value	$ 830,028	$ 820,513	$ 813,301	$ 804,171	$ 767,933	$ 755,442	$ 722,259	$ 716,496	$ 703,212	$ 690,552	$ 686,360	$ 680,569	$ 700,028	$ 733,410	$ 752,367	$ 758,456	$ 740,769	$ 716,895	$ 703,560	$ 684,102	$ 646,172	$ 638,746	$ 643,761	$ 626,723	$ 604,293	$ 598,311	$ 584,264	$ 600,181	$ 588,475	$ 585,414	$ 584,280	$ 569,561	$ 560,124	$ 548,104	$ 530,055	$ 535,537	$ 521,368	$ 499,238	$ 500,000